Note 4 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary Of Loans Receivable Table [Text Block]
(Dollars in thousands)	2013	2012
Residential real estate loans:
1-4 family conventional	$75,958	96,512
1-4 family FHA	464	479
1-4 family VA	45	46
	76,467	97,037
Commercial real estate:
Lodging	33,603	31,020
Retail/office	42,490	66,159
Nursing home/health care	6,558	22,205
Land developments	28,643	36,691
Golf courses	6,574	7,193
Restaurant/bar/café	3,609	3,057
Alternative fuel plants	9,783	13,911
Warehouse	9,180	7,570
Construction:
1-4 family builder	7,299	6,659
Multi-family	0	3,811
Commercial real estate	552	1,960
Manufacturing	11,344	11,196
Churches/community service	7,199	3,731
Multi-family	8,113	11,756
Other	19,503	17,988
	194,450	244,907
Consumer:
Autos	971	623
Home equity line	36,178	36,521
Home equity	11,629	11,390
Consumer – secured	1,070	1,184
Land/lot loans	1,827	2,246
Savings	177	220
Mobile home	360	449
Consumer – unsecured	1,211	1,342
	53,423	53,975

Commercial business	71,709	79,854
Total loans	396,049	475,773
Less:
Unamortized discounts	33	33
Net deferred loan fees	0	87
Allowance for loan losses	11,401	21,608
Total loans receivable, net	$384,615	454,045
Commitments to originate or purchase loans	$39,507	5,392
Commitments to deliver loans to secondary market	$2,025	7,046
Weighted average contractual rate of loans in portfolio	4.71%	5.01%

Schedule of Loans and Lease Receivable Single Family and Multi-Family Residential Loans by Location [Table Text Block]
	2013		2012
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total

Iowa	$3,793	5.0%	$4,503	4.6%
Minnesota	69,219	90.5	88,364	91.1
Wisconsin	1,770	2.3	2,319	2.4
Other states	1,685	2.2	1,851	1.9
Total	$76,467	100.0%	$97,037	100.0%

Schedule of Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate by Location [Table Text Block]
	2013		2012
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Florida	$2,312	1.2%	$4,458	1.8%
Idaho	3,936	2.0	4,348	1.8
Indiana	5,023	2.6	6,461	2.7
Iowa	1,267	0.6	2,732	1.1
Kansas	0	0.0	1,014	0.4
Minnesota	163,040	83.9	209,935	85.7
North Carolina	5,576	2.9	7,161	2.9
North Dakota	1,282	0.7	0	0.0
Wisconsin	10,589	5.4	8,091	3.3
Other states	1,425	0.7	707	0.3
Total	$194,450	100.0%	$244,907	100.0%